Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Expenses
Research and Development	$ (10,279)	$ (5,229)	$ (8,113)
Operating expenses	(10,853)	(10,565)	(9,871)
Total operating expenses	(21,132)	(15,794)	(17,984)
Loss from operations	(21,132)	(15,794)	(17,984)
Finance and Other income/(expense):
Finance income	1	814	1,144
FV Gain/(Loss) on Investment	2,333	(1,766)	(402)
Gain/on sale of Investment	367
Total other income/(expense)	2,701	(952)	742
Loss from operations before income taxes	(18,431)	(16,746)	(17,242)
Income tax credit/(expense)		4,883	(449)
Loss for the year	(18,431)	(11,863)	(17,691)
Other Comprehensive loss:
Gain/(Loss) on currency translation	(88)	(72)	1,492
Comprehensive loss	$ (18,519)	$ (11,935)	$ (16,199)
Basic loss per share attributable to common shareholders (in Dollars per share)	$ (0.16)	$ (0.11)	$ (0.17)
Diluted loss per share attributable to common shareholders (in Dollars per share)	$ (0.16)	$ (0.11)	$ (0.17)